TAX EXPENSE (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Tax expenses description	The state net operating loss carryforwards, if not utilized, will expire beginning in 2040
Federal [Member]
Net operating loss carryforwards	$ 24,589,504
New Jersey [Member]
Net operating loss carryforwards	$ 20,936,702